ORGANIZATION AND BASIS OF PRESENTATION - Liquidity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ORGANIZATION AND BASIS OF PRESENTATION
Accumulated deficit	$ 107,647	$ 71,503
Net loss	36,144	31,632	$ 12,648
Cash	31,677	$ 88,157
Investments	113,472
Working capital	$ 141,023